UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate

Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

See the Statement of Net Assets below.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS

July 31, 2016

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

	LONG-TERM INVESTMENTS - 138.7%

	Corporate Bonds - 138.1%
	Electric, Gas and Water - 56.3%
$4,000	CMS Energy Corporation,
	5.05%, 3/15/22 (a)	$4,554,384
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28 (a)(b)	15,667,040
5,000	CenterPoint Energy Resources Corp.,
	6.00%, 5/15/18 (a)	5,357,035
10,713	The Cleveland Electric Illuminating Company,
	8.875%, 11/15/18 (a)(b)	12,439,400
5,000	Commonwealth Edison Company,
	6.95%, 7/15/18 (a)	5,475,490
5,000	Consolidated Edison Company of New York Inc.,
	5.85%, 4/01/18 (a)	5,378,880
4,000	The Detroit Edison Company,
	3.45%, 10/01/20 (a)	4,302,064
4,000	Dominion Resources, Inc.,
	5.20%, 8/15/19 (a)	4,413,928
10,000	Entergy Texas, Inc.,
	7.125%, 2/01/19 (a)(b)	11,363,980
5,475	Exelon Generation Company, LLC,
	6.20%, 10/01/17 (a)	5,764,200
8,115	Indiana Michigan Power Company,
	7.00%, 3/15/19 (a)(b)	9,196,957
2,000	Integrys Energy Group, Inc.,
	4.17%, 11/01/20	2,187,594
7,000	National Fuel Gas Company,
	6.50%, 4/15/18 (a)(b)	7,411,831
4,000	Nevada Power Company,
	7.125%, 3/15/19	4,598,560
5,000	Oncor Electric Delivery Company, LLC,
	7.00%, 9/01/22 (a)(b)	6,368,560
10,000	Progress Energy, Inc.,
	7.05%, 3/15/19 (a)(b)	11,364,870
3,000	Public Service Electric & Gas Company,
	3.75%, 3/15/24	3,332,955
8,000	Sempra Energy,
	6.15%, 6/15/18 (a)(b)	8,668,144
7,785	South Carolina Electric & Gas Company,
	6.50%, 11/01/18 (a)(b)	8,685,452
5,000	Southern California Edison Company,
	3.875%, 6/01/21 (a)	5,515,415
5,230	Talen Energy Supply, LLC,
	6.50%, 5/01/18	5,413,050
4,400	Western Massachusetts Electric Company,
	3.50%, 9/15/21 (a)	4,710,790
3,000	Wisconsin Energy Corporation,
	3.55%, 6/15/25	3,280,974
5,000	Xcel Energy, Inc.,
	5.613%, 4/01/17 (a)	5,149,360

		160,600,913

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2016

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

	Financial - 31.2%
$5,000	American Express Company,
	6.15%, 8/28/17 (a)	$5,265,225
3,000	AvalonBay Communities, Inc.,
	3.95%, 1/15/21 (a)	3,259,545
3,000	Citigroup Inc.,
	4.50%, 1/14/22 (a)	3,319,641
4,000	Duke Realty Limited Partnership,
	3.875%, 10/15/22 (a)	4,283,824
2,000	Fifth Third Bancorp,
	3.50%, 3/15/22	2,120,138
5,000	General Electric Capital Corporation,
	4.375%, 9/16/20 (a)	5,575,430
4,000	The Goldman Sachs Group, Inc.,
	5.25%, 7/27/21 (a)	4,550,196
5,000	Health Care Property Investors, Inc.,
	6.00%, 1/30/17 (a)	5,113,350
5,000	JPMorgan Chase & Co.,
	6.00%, 1/15/18	5,336,545
4,000	KeyCorp.,
	5.10%, 3/24/21 (a)	4,542,224
4,000	Kimco Realty Corporation,
	3.20%, 5/01/21	4,171,876
2,250	Liberty Property Limited Partnership,
	4.125%, 6/15/22	2,393,019
5,000	National City Corporation,
	6.875%, 5/15/19 (a)	5,657,135
3,000	Prologis, L.P.,
	6.875%, 3/15/20	3,534,072
6,000	Realty Income Corporation,
	6.75%, 8/15/19 (a)(b)	6,875,346
4,000	Regency Centers, L.P.,
	4.80%, 4/15/21 (a)	4,414,620
4,000	Simon Property Group, L.P.,
	4.375%, 3/01/21 (a)	4,445,460
3,000	UDR, Inc.,
	4.625%, 1/10/22	3,325,134
6,000	Wachovia Bank NA,
	6.00%, 11/15/17 (a)(b)	6,361,878
4,000	Welltower, Inc.,
	6.125%, 4/15/20 (a)	4,563,852

		89,108,510

	Oil & Gas Storage, Transportation and Production - 27.3%
4,000	Conoco Inc.,
	6.95%, 4/15/29	4,991,248
8,000	EQT Corporation,
	8.125%, 6/01/19 (a)(b)	9,200,416
5,000	Enterprise Products Operating LLC,
	6.50%, 1/31/19 (a)	5,589,940
5,000	Kinder Morgan Energy Partners, L.P.,
	7.75%, 3/15/32 (a)	5,841,805
3,500	Magellan Midstream Energy Partners, L.P.,
	6.40%, 7/15/18	3,808,962

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2016

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

$5,000	Magellan Midstream Energy Partners, L.P.,
	6.55%, 7/15/19 (a)	$5,621,275
9,441	ONEOK Partners, L.P.,
	6.15%, 10/01/16	9,502,385
4,000	Plains All American Pipeline, L.P.,
	5.00%, 2/01/21	4,250,528
7,000	Spectra Energy Capital LLC,
	6.20%, 4/15/18 (a)(b)	7,468,223
10,000	Trans-Canada PipeLines Limited,
	9.875%, 1/01/21 (Canada) (a)	12,978,600
8,571	Williams Partners L.P.,
	7.25%, 2/01/17 (a)(b)	8,781,504

		78,034,886

	Industrial - 20.6%
3,500	Amgen Inc.,
	4.10%, 6/15/21	3,874,178
3,000	CSX Corporation,
	4.25%, 6/01/21 (a)	3,331,713
3,000	CVS Health Corporation,
	4.125%, 5/15/21	3,314,253
4,000	Caterpillar Inc.,
	3.90%, 5/27/21 (a)	4,432,216
6,000	The Dow Chemical Company,
	9.00%, 4/01/21	7,757,202
5,000	Sun Company, Inc.,
	9.00%, 11/01/24	6,003,650
5,275	Tele-Communications, Inc.,
	10.125%, 4/15/22 (a)(b)	6,981,779
3,200	Tele-Communications, Inc.,
	9.875%, 6/15/22 (a)	4,300,822
5,000	Time Warner, Inc.,
	9.15%, 2/01/23 (a)(b)	6,766,150
5,000	Wal-Mart Stores, Inc.,
	6.75%, 10/15/23	6,600,145
5,000	Xerox Corporation,
	6.35%, 5/15/18	5,368,615

		58,730,723

	Telecommunications - 2.7%
3,000	AT&T Inc.,
	4.60%, 2/15/21	3,321,636
4,000	Verizon Communications Inc.,
	3.45%, 3/15/21	4,297,628

		7,619,264

	Total Corporate Bonds
	(Cost $397,473,757)	394,094,296

Shares

	Non-Convertible Preferred Stock - 0.5%
	Financial - 0.5%
50,000	Vornado Realty Trust, Series I,
	6.625%	1,287,500

	Total Non-Convertible Preferred Stock
	(Cost $1,175,000)	1,287,500

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2016

(Unaudited)

Principal Amount (000)	Description	Value (Note 1)

	U.S. Government and Agency Mortgage-Backed Securities - 0.1%
	Federal National Mortgage Association,
	Pass-Through Certificates,
$71	8.00%, 10/01/30	$86,314
250	7.00%, 12/01/31	297,481
	Government National Mortgage Association,
	Pass-Through Certificates,
5	7.00%, 3/15/26	5,051
31	8.00%, 11/15/30	33,813

	Total U.S. Government and Agency Mortgage-Backed Securities
	(Cost $367,707)	422,659

	TOTAL INVESTMENTS - 138.7%
	(Cost $399,016,464)	$395,804,455

	Secured borrowings - (43.8)%	(125,000,000)
	Other assets in excess of liabilities - 5.1%	14,564,622

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$285,369,077

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2016

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2016:

	Level 1	Level 2
Corporate bonds	–	$394,094,296
Non-convertible preferred stock	$1,287,500	–
U.S. Government and Agency mortgage-backed securities	–	422,659

Total	$1,287,500	$394,516,955

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

Note 2. Federal Tax Cost

At October 31, 2015, the Fund’s most recent fiscal tax year-end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$396,457,516	$9,501,581	$(19,215,439)	$(9,713,858)

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.ducfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2016

By (Signature and Title)	/s/ ALAN M. MEDER

Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 21, 2016